UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2004 - November 30, 2005

Item 1:	Reports to Shareholders

Vanguard® New York Tax-Exempt Funds

> Annual Report

November 30, 2005

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

> Short-term interest rates increased steadily in the 2005 fiscal year, while longer-term rates fell slightly.

> The Vanguard New York Tax-Exempt Funds posted returns consistent with their investment goals and objectives.

> The funds have built a comfortable performance margin over peer-group averages during the past decade.

Contents

Your Fund's Total Returns	1

Chairman's Letter	2

Advisor's Report	7

New York Tax-Exempt Money Market Fund	9

New York Long-Term Tax-Exempt Fund	26

About Your Fund's Expenses	49

Glossary	51

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2005
Total Return

Vanguard New York Tax-Exempt Money Market Fund	2.2%

SEC 7-Day Annualized Yield: 2.86%

Taxable-Equivalent Yield: 4.77[1]

Average New York Tax-Exempt Money Market Fund[2]	1.7

Vanguard New York Long-Term Tax-Exempt Fund

Investor Shares	3.0%

SEC 30-Day Annualized Yield: 3.76%

Taxable-Equivalent Yield: 6.27%[1]

Admiral(TM)Shares[3]	3.1

SEC 30-Day Annualized Yield: 3.83%

Taxable-Equivalent Yield: 6.38%[1]

Lehman 10 Year Municipal Bond Index	3.0

Average New York Municipal Fund[2]	3.5

Lehman Municipal Bond Index	3.9

Your Fund's Performance at a Glance November 30, 2004-November 30, 2005
			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Vanguard New York Tax-Exempt Fund

Money Market	$1.00	$1.00	$0.022	$0.000

Long-Term

Investor Shares	11.45	11.27	0.486	0.039

Admiral Shares	11.45	11.27	0.494	0.039

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum State of New York income tax. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
2 Derived from data provided by Lipper Inc.
3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

In the fiscal year ended November 30, 2005, shorter-term interest rates rose steadily, while very long-term rates decreased. This convergence of rates created a challenging environment for fixed income managers, yet your fund’s advisors skillfully steered the New York Tax-Exempt Funds to respectable results.

The New York Long-Term Tax-Exempt Fund posted returns of 3.0% for Investor Shares and 3.1% for Admiral Shares. The fund’s yields moved up only slightly over the period; for example, the Investor Shares’ yield, which stood at 3.32% on November 30, 2004, ended fiscal-year 2005 at 3.76%.

The New York Tax-Exempt Money Market Fund returned 2.2% for the 12 months. The fund’s yield on November 30 was 2.86%, a significant jump from last year’s level of 1.55%. The Money Market Fund preserved its net asset value of $1 per share, as is expected but not guaranteed.

The first table on page 1 presents the total returns of the New York Tax-Exempt Funds and their comparative standards. We also display the funds’ annualized yields as of November 30 along with their taxable-equivalent yields. The taxable-equivalent yields can be used to compare the yields of tax-exempt securities with those of fully

3

taxable bonds. These calculations assume that an investor is subject to the highest federal and state income tax rates.

The second table on page 1 shows the funds’ net asset values at the start and the end of the period and their per-share distributions during the fiscal year.

Interest rates converged as the Fed tightened monetary policy

During the 12 months ended November 30, the broad fixed income market produced modest returns in an unusual interest rate environment. As the Federal Reserve Board raised its target for short-term rates to 4.00%—a 2-percentage-point increase over the year—the impact on short-term securities was pronounced. The effect on long-term rates, by contrast, was muted. Indeed, the yield of the 30-year U.S. Treasury bond declined modestly.

These dynamics produced a flattening of the yield curve—a reduction in the difference between short- and long-term interest rates. The outcome was lower prices and weak returns for short- and intermediate-term bonds, solid returns for the longest-term securities, and a modest 2.4% return for the overall taxable bond market. Because municipal bond yields did not rise as much as yields on taxable securities, the broad tax-exempt bond market produced a higher 12-month return.

Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2005
	One Year	Three Years	Five Years

Bonds

Lehman Aggregate Bond Index (Broad taxable market)	2.4%	4.0%	6.1%

Lehman Municipal Bond Index	3.9	4.9	5.9

Citigroup 3-Month Treasury Bill Index	2.8	1.7	2.3

Stocks

Russell 1000 Index (Large-caps)	10.0%	13.1%	1.3%

Russell 2000 Index (Small-caps)	8.1	20.0	10.1

Dow Jones Wilshire 5000 Index (Entire market)	10.1	14.2	2.5

MSCI All Country World Index ex USA (International)	16.5	22.9	6.4

CPI

Consumer Price Index	3.5%	2.9%	2.6%

The different behavior of short- and long-term rates reflected inconsistencies in the broader economy. For example, growth in the value of goods and services produced by U.S. workers was surprisingly robust, and corporate profits remained strong. But persistently high energy prices, which spiked in the wake of Hurricanes Katrina and Rita, seemed to threaten the economy’s vigor.

U.S. stocks produced solid returns, and international markets surged

Stocks produced fiscal-year returns in the neighborhood of 10%, but, as with bonds, the stock market’s interim ups and downs seemed to echo the economy’s mixed signals. The broad market returned 10.1%. Large-capitalization stocks outperformed their smaller counterparts.

International stocks were the period’s best performers, even as a strengthening dollar reduced the value of international assets for U.S. investors. The long-slumbering Japanese market was a notably strong performer.

The funds’ returns were consistent with their goals and objectives

The New York Long-Term Tax-Exempt Fund’s positive returns reflected income returns that were sufficient to offset declining prices for the portfolio’s bonds. The fund’s performance beat the return of its benchmark but lagged the average return of competing New York municipal debt funds.

Total Returns Ten Years Ended November 30, 2005
	Average Annual Return		Final Value of a $10,000 Investment[1]
New York Tax-Exempt Fund	Vanguard Fund	Average Competing Fund[2]	Vanguard Fund	Average Competing Fund[2]	Vanguard Advantage

Money Market[3]	2.3%	1.9%	$12,086	$11,697	$389

Long-Term Investor Shares	5.6	4.7	17,180	15,785	1,395

1 Assuming reinvestment of all income dividends and capital-gains distributions.
2 For the Long-Term Tax-Exempt Fund: Average New York Insured Municipal Debt Fund through March 31, 2002, and Average New York Municipal Debt Fund thereafter.
3 Annualized returns since inception on September 3, 1997.

The 2.2% return of the New York Tax-Exempt Money Market Fund was mainly a result of the rise in short-term rates. The very short maturity of the fund’s securities allowed it to quickly translate rising rates into higher income. The fund outperformed its average peer largely due to its lower expense ratio.

For more details on the funds’ strategy and positioning, please see the Advisor’s Report, beginning on page 7.

Time reveals the advantages of low costs and skilled management

Despite the erratic interest rate environment, the funds’ advisor, Vanguard Fixed Income Group, was able to position the funds prudently while maintaining a focus on diversification, credit quality, the generation of consistent income, and low transaction costs.

This focus has created a powerful advantage for the New York Tax-Exempt Funds over the long term, as you can see in the table on page 4. It presents the annualized returns of the two funds and their respective peer groups over a ten-year period. We also show the growth of a hypothetical initial investment of $10,000 over the ten years. As the table makes clear, a modest advantage in the short term can become much more pronounced over time.

Expense Ratios:[1] Your fund compared with its peer group
New York Tax-Exempt Fund	Investor Shares	Admiral Shares	Peer Group

Money Market	0.13%	--	0.58%

Long-Term	0.16	0.09%	1.10

1 Fund expense ratios reflect the fiscal year ended November 30, 2005. Peer groups are: for the New York Tax-Exempt Money Market Fund, the Average New York Tax-Exempt Money Market Fund; for the New York Long-Term Tax-Exempt Fund, the Average New York Municipal Debt Fund. Peer group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

Muni funds can play a key role for tax-conscious investors

The marked flattening of the yield curve over the past year has been a surprise to many veteran bond investors. The development is yet another reminder that an effective long-term investment program should be designed to weather the unexpected.

Our time-tested advice is to maintain a portfolio that is balanced across asset classes (bond, money market, and stock funds) and diversified within each of those classes. Your allocations to each asset class should match your goals, risk tolerance, and time horizon. For investors in higher tax brackets, the New York Tax-Exempt Funds can be important components in such an investment plan. These funds offer income that is free of both federal and New York taxes, and they also can serve as ballast for equity investments, which are historically more volatile than bonds or money markets.

No matter what your current stage of investment—from saving for college to drawing retirement income—I encourage you to take advantage of the many online planning tools available on our website, Vanguard.com®. In addition, Vanguard offers a broad range of advisory services that can help you make sure your investment strategy is suited for your unique circumstances.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer
December 14, 2005

Advisor’s Report

During the past 12 months, the yields of all but the longest-term municipal securities rose. The increase was most pronounced among shorter-term securities, producing a flattening of the yield curve. A similar pattern unfolded in the U.S. Treasury market, though with a sharper rise in short-term rates.

The Vanguard New York Tax-Exempt Funds provided returns consistent with those of their market segments. The Money Market Fund returned 2.2%. The Long-Term Fund returned 3.0% (3.1% for Admiral Shares).

The Fed’s tightening continued, and economic growth remained solid

Throughout the fiscal year, the Federal Reserve Board continued to tighten monetary policy, gradually raising its target for short-term rates from 2.00% to 4.00%. The Fed maintained that, despite the rise in borrowing costs produced by the steady increase in short-term rates, the economy would continue to expand, bolstered by productivity growth and reconstruction activity in hurricane-affected areas. Some analysts believe that the central bank will continue to raise rates at its “measured pace” of 25-basis-point increments.

As the Fed’s comments suggested, the economy’s recent performance has been strong, driven by consumer spending and business investment. To the extent that inflation became a concern, energy prices were the primary culprit. Hurricanes Katrina and Rita idled some Gulf Coast refineries, which led to significant spikes in already-high oil and gasoline prices. The Consumer Price Index (CPI) rose by 1.2% in September, its largest monthly increase in 25 years. The “core” inflation rate, which excludes volatile food and energy prices, rose more modestly.

Treasury and municipal markets generally followed the Fed’s lead

The yields of short-term municipal and Treasury securities increased as the Fed boosted its interest rate target. The tables on page 8 show yield changes for Treasury and municipal securities across the maturity spectrum. Yield increases were less pronounced among longer-term securities. In fact, the yields of the longest-maturity bonds declined during the 12-month period.

During fiscal 2005, the supply of New York debt increased by 15% to $44.2 billion. Although the new issuance didn’t have a noticeable impact on municipal bond returns, increasing supply has the potential to put pressure on the market’s performance.

Both funds’ 12-month performance was driven by rising rates

As short-term interest rates rose, the New York Tax-Exempt Money Market Fund translated higher yields into more income. The fund’s 2.2% return was 1.2 percentage points higher than its fiscal 2004 return, and its 7-day SEC yield finished the period at 2.86%, up 1.31 percentage points from a year earlier. We kept the fund’s average maturity at the short end of its typical range, which allowed us to accelerate investment in newly issued higher-yielding securities. The fund topped the average return of its peer group during the 12 months.

Rising rates also affected the New York Long-Term Tax-Exempt Fund, but the primary short-term impact was mixed. The fund returned about 3%, as its interest income more than offset a decline in the prices of short- and intermediate-term bonds. The fund’s return modestly trailed the peer-group average. As usual, the portfolio emphasized quality and diversification by issuer. The fund’s duration—a measure of interest rate sensitivity—remained near the short end of its typical range. This defensive positioning limited the fund’s participation in the price appreciation that took place in the longest portion of the yield curve.

Conservative strategy and low costs have provided a durable advantage

In any 12-month period, the funds’ relatively conservative strategies can be an advantage or disadvantage. Over time, however, the funds’ disciplined approach has produced highly competitive returns. The combination of conservative positioning and long-term outperformance partly reflects the funds’ low operating costs, which reduce the need to take unnecessary risks in pursuit of return. Vanguard’s expense advantage is important in any market environment, but it’s especially critical in the current environment of low yields.

Christopher M. Ryon, Principal
Kathryn T. Allen, Principal
Vanguard Fixed Income Group
December 15, 2005

Yields of Municipal Bonds (AAA-Rated General-Obligation Issues)
Maturity	Nov. 30, 2004	Nov. 30, 2005	Change (basis points)

2 years	2.19%	3.24%	+105

5 years	2.85	3.43	+58

10 years	3.66	3.87	+21

30 years	4.76	4.55	-21

Yields of U.S. Treasury Securities
Maturity	Nov. 30, 2004	Nov. 30, 2005	Change (basis points)

2 years	3.00%	4.41%	+141

5 years	3.69	4.41	+72

10 years	4.35	4.48	+13

30 years	5.00	4.69	-31

Source: The Vanguard Group.

New York Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2005

Financial Attributes

Yield	2.9%

Average Weighted Maturity	30 days

Average Quality[1]	MIG-1

Expense Ratio	0.13%

Distribution by Credit Quality[2] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	82%

P-1/A-1/SP-1/F-1	15

AAA/AA	3

1 Moody’s Investors Service.
2 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch. See page 51 for a glossary of investment terms.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns can fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns.

Cumulative Performance: September 3, 1997–November 30, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2005			Final Value
	One Year	Five Years	Since Inception[1]	of a $10,000 Investment

New York Tax-Exempt Money Market Fund	2.18%	1.64%	2.33%	$12,086

Average New York Tax-Exempt Money

Market Fund[2]	1.69	1.21	1.92	11,697

1 Returns since inception on September 3, 1997.
2 Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc. Note: See Financial Highlights table on page 24 for dividend information.

New York Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): September 3, 1997-November 30, 2005
Fiscal Year	Total Return	Average Fund[1] Total Return

1997	0.8%	0.8%

1998	3.3	2.9

1999	3.0	2.6

2000	3.9	3.4

2001	2.8	2.4

2002	1.3	0.9

2003	0.9	0.5

2004	1.0	0.6

2005	2.2	1.7

SEC 7-Day Annualized Yield (11/30/2005): 2.86%

Average Annual Total Returns: Periods Ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total

New York Tax-Exempt
Money Market Fund	9/3/1997	1.99%	1.69%	0.00%	2.32%	2.32%

1 Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

New York Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Municipal Bonds (98.7%)

Allegany County NY IDA
(Atlantic Richfield Project) VRDO	3.020%	12/1/05	4,700	4,700
[1] Battery Park City NY Auth. Rev. TOB VRDO	3.070%	12/7/05	5,285	5,285
Buffalo NY Fiscal Stability Auth. BAN	4.000%	5/15/06	30,000	30,167
East Meadow NY UFSD TAN	3.750%	6/29/06	4,000	4,023
[1] Erie County NY IDA School Fac. Rev. TOB VRDO	3.070%	12/7/05 (4)	4,515	4,515
Erie County NY Water Auth. Rev. VRDO	2.940%	12/7/05 (2)	11,400	11,400
Great Neck NY UFSD TAN	3.750%	6/29/06	24,000	24,135
Jericho NY UFSD TAN	4.000%	6/23/06	6,000	6,045
Jericho NY UFSD TAN	3.750%	6/23/06	4,000	4,024
Katonah-Lewisboro NY UFSD BAN	3.750%	7/21/06	4,101	4,128
Long Island NY Power Auth
Electric System Rev. CP	2.950%	2/8/06 LOC	20,000	20,000
Long Island NY Power Auth
Electric System Rev. CP	2.920%	2/8/06 LOC	15,000	15,000
[1] Long Island NY Power Auth
Electric System Rev. TOB VRDO	3.080%	12/7/05 (2)	14,000	14,000
Long Island NY Power Auth
Electric System Rev. VRDO	2.970%	12/1/05 LOC	1,760	1,760
Long Island NY Power Auth
Electric System Rev. VRDO	2.970%	12/1/05 LOC	20,200	20,200
Long Island NY Power Auth
Electric System Rev. VRDO	2.940%	12/1/05 LOC	38,725	38,725
Long Island NY Power Auth
Electric System Rev. VRDO	3.030%	12/7/05 (4)	49,610	49,610
[1] Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax) TOB VRDO	3.070%	12/7/05 (3)	5,505	5,505
[1] Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax) TOB VRDO	3.070%	12/7/05 (4)	7,500	7,500
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax) VRDO	3.040%	12/7/05 (10)	10,300	10,300

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax) VRDO	3.030%	12/7/05 (2)	6,000	6,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	3.050%	12/6/05 LOC	8,000	8,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	2.950%	12/6/05 LOC	7,200	7,200
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	2.880%	12/6/05 LOC	19,000	19,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	2.750%	12/6/05 LOC	10,000	10,000
[1] Metro. New York Transp. Auth. Rev
(Transit Rev.) TOB VRDO	3.080%	12/7/05 (1)	3,300	3,300
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.070%	12/7/05 (3)	19,900	19,900
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.070%	12/7/05 (4)	11,755	11,755
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.070%	12/7/05 (3)	6,320	6,320
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.060%	12/7/05 (4)	8,245	8,245
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.010%	12/7/05 (4)	14,180	14,180
Metro. New York Transp. Auth. Rev. VRDO	3.050%	12/7/05 (10)	20,600	20,600
Metro. New York Transp. Auth. Rev. VRDO	3.030%	12/7/05 LOC	20,000	20,000
Nassau County NY Interim Finance Auth. VRDO	2.900%	12/7/05 (4)	11,500	11,500
Nassau Health Care Corp. NY VRDO	3.020%	12/7/05 (4)	13,605	13,605
Nassau Health Care Corp. NY VRDO	3.000%	12/7/05 (4)	10,000	10,000
New York City NY Cultural Resources Rev
(Carnegie Hall) VRDO	2.900%	12/7/05 LOC	14,365	14,365
New York City NY Cultural Resources Rev
(Pierpont Morgan Library) VRDO	3.050%	12/7/05 LOC	10,000	10,000
New York City NY Cultural Resources Rev
(Solomon R. Guggenheim Foundation) VRDO	3.000%	12/7/05 LOC	16,707	16,707
[1] New York City NY GO TOB VRDO	3.100%	12/7/05	25,000	25,000

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

[1] New York City NY GO TOB VRDO	3.070%	12/7/05 (4)	6,144	6,144
[1] New York City NY GO TOB VRDO	3.070%	12/7/05 (1)	5,840	5,840
[1] New York City NY GO TOB VRDO	3.070%	12/7/05 (1)	5,390	5,390
[1] New York City NY GO TOB VRDO	3.070%	12/7/05 (3)	11,600	11,600
[1] New York City NY GO TOB VRDO	3.070%	12/7/05 (11)	7,390	7,390
[1] New York City NY GO TOB VRDO	3.060%	12/7/05 (1)	5,000	5,000
[1] New York City NY GO TOB VRDO	3.060%	12/7/05 (2)	7,765	7,765
[1] New York City NY GO TOB VRDO	3.060%	12/7/05 (4)	19,960	19,960
[1] New York City NY GO TOB VRDO	3.010%	12/7/05 (3)	5,475	5,475
[1] New York City NY GO TOB VRDO	3.010%	12/7/05 (3)	5,685	5,685
[1] New York City NY GO TOB VRDO	3.010%	12/7/05 (3)	8,290	8,290
New York City NY GO VRDO	2.990%	12/1/05 LOC	14,600	14,600
New York City NY GO VRDO	2.970%	12/1/05 LOC	4,500	4,500
New York City NY GO VRDO	2.970%	12/1/05 LOC	5,000	5,000
New York City NY GO VRDO	2.970%	12/1/05 (1)	1,500	1,500
New York City NY GO VRDO	2.960%	12/1/05 LOC	5,525	5,525
New York City NY GO VRDO	3.020%	12/7/05 LOC	25,000	25,000
New York City NY GO VRDO	2.970%	12/7/05 LOC	15,695	15,695
New York City NY GO VRDO	2.900%	12/7/05 LOC	1,600	1,600
New York City NY GO VRDO	2.900%	12/7/05 LOC	6,000	6,000
[1] New York City NY Housing Dev. Corp. Rev
(Capital Funding Program) TOB VRDO	3.070%	12/7/05 (3)	24,830	24,830
New York City NY Housing Dev. Corp. Rev
(Westmont Apartments) VRDO	2.940%	12/7/05 LOC	24,200	24,200
[1] New York City NY Housing Dev. Corp. Rev
TOB VRDO	3.060%	12/7/05 (3)	10,675	10,675
New York City NY IDA (Civic Fac. Rev.) VRDO	3.060%	12/7/05 (10)	4,830	4,830
New York City NY IDA (Civil Liberties Union) VRDO	2.960%	12/1/05 LOC	16,750	16,750
New York City NY IDA
(National Audubon Society) VRDO	2.960%	12/1/05 LOC	14,700	14,700
New York City NY Muni. Water Finance Auth
Water & Sewer System CP	2.780%	12/7/05	30,000	30,000
New York City NY Muni. Water Finance Auth
Water & Sewer System CP	2.720%	12/15/05	7,500	7,500
New York City NY Muni. Water Finance Auth
Water & Sewer System CP	2.700%	12/15/05	20,000	20,000
[1] New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	3.090%	12/7/05	20,500	20,500
[1] New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	3.080%	12/7/05	7,615	7,615
[1] New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	3.080%	12/7/05 (1)	4,950	4,950
[1] New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	3.080%	12/7/05 (4)	20,015	20,015
[1] New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	3.070%	12/7/05 (2)	11,170	11,170
[1] New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	3.070%	12/7/05	10,965	10,965
[1] New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	3.070%	12/7/05	62,165	62,165
[1] New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. TOB VRDO	3.060%	12/7/05	9,995	9,995
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.970%	12/1/05 (3)	4,600	4,600
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.970%	12/1/05 (3)	4,000	4,000
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.960%	12/1/05	14,900	14,900
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.940%	12/1/05 (3)	2,200	2,200
[1] New York City NY Sales Tax Asset Receivable Corp.
TOB VRDO	3.080%	12/7/05 (2)	9,400	9,400

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

[1] New York City NY Sales Tax Asset Receivable Corp.
TOB VRDO	3.070%	12/7/05 (2)	13,910	13,910
[1] New York City NY Sales Tax Asset Receivable Corp.
TOB VRDO	3.060%	12/7/05 (1)	14,930	14,930
[1] New York City NY Sales Tax Asset Receivable Corp.
TOB VRDO	3.060%	12/7/05 (1)	2,250	2,250
[1] New York City NY Sales Tax Asset Receivable Corp.
TOB VRDO	3.060%	12/7/05 (1)	2,590	2,590
[1] New York City NY Transitional Finance Auth
Rev. TOB VRDO	3.060%	12/7/05	10,295	10,295
[1] New York City NY Transitional Finance Auth
Rev. TOB VRDO	3.060%	12/7/05	15,590	15,590
[1] New York City NY Transitional Finance Auth
Rev. TOB VRDO	3.060%	12/7/05 (3)	6,075	6,075
New York City NY Transitional Finance Auth
Rev. VRDO	2.980%	12/1/05	14,375	14,375
New York City NY Transitional Finance Auth
Rev. VRDO	2.980%	12/1/05	1,500	1,500
New York City NY Transitional Finance Auth
Rev. VRDO	3.060%	12/7/05	44,135	44,135
New York City NY Transitional Finance Auth
Rev. VRDO	2.970%	12/7/05	8,465	8,465
New York City NY Transitional Finance Auth
Rev. VRDO	2.970%	12/7/05	20,545	20,545
New York City NY Transitional Finance Auth
Rev. VRDO	2.940%	12/7/05	15,700	15,700
New York City NY Transitional Finance Auth
Rev. VRDO	2.940%	12/7/05	34,500	34,500
[1] New York Metro. Transp. Auth. Rev. TOB VRDO	3.080%	12/7/05 (3)	14,290	14,290
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/06 (2)(Prere.)	11,360	11,741
[1] New York State Dormitory Auth. Rev. (City Univ.)
TOB VRDO	3.010%	12/7/05 (4)	5,295	5,295
New York State Dormitory Auth. Rev
(Columbia Univ.) CP	2.730%	12/6/05	9,635	9,635
New York State Dormitory Auth. Rev
(Columbia Univ.) CP	2.950%	3/9/06	21,005	21,005
New York State Dormitory Auth. Rev
(Columbia Univ.) CP	2.950%	3/9/06	12,800	12,800
New York State Dormitory Auth. Rev
(Cornell Univ.) CP	2.900%	12/8/05	9,500	9,500
New York State Dormitory Auth. Rev
(Cornell Univ.) CP	2.730%	12/8/05	10,000	10,000
New York State Dormitory Auth. Rev
(Cornell Univ.) CP	2.880%	2/9/06	6,680	6,680
New York State Dormitory Auth. Rev
(Cornell Univ.) VRDO	2.970%	12/1/05	10,425	10,425

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New York State Dormitory Auth. Rev
(Cornell Univ.) VRDO	3.020%	12/7/05	25,600	25,600
New York State Dormitory Auth. Rev
(Cornell Univ.) VRDO	3.020%	12/7/05	25,815	25,815
[1] New York State Dormitory Auth. Rev
(Dept. of Health) TOB VRDO	3.070%	12/7/05 (3)	5,295	5,295
[1] New York State Dormitory Auth. Rev
(Dept. of Health) TOB VRDO	3.060%	12/7/05 (3)	2,630	2,630
[1] New York State Dormitory Auth. Rev
(Memorial Sloan Kettering) TOB VRDO	3.060%	12/7/05 (1)	7,135	7,135
New York State Dormitory Auth. Rev
(Mental Health Services)	5.375%	2/15/06 (1)(Prere.)	7,230	7,415
[1] New York State Dormitory Auth. Rev
(Mental Health Services) TOB VRDO	3.080%	12/7/05 (1)	16,455	16,455
[1] New York State Dormitory Auth. Rev
(Mental Health Services) TOB VRDO	3.070%	12/7/05 (3)	4,995	4,995
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	3.060%	12/7/05 (4)	8,170	8,170
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	3.020%	12/7/05 (4)	8,250	8,250
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	3.020%	12/7/05 (1)	19,400	19,400
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	3.020%	12/7/05 (2)	2,500	2,500
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	3.020%	12/7/05	71,500	71,500
New York State Dormitory Auth. Rev
(New York Public Library) VRDO	2.950%	12/7/05 (1)	38,465	38,465
New York State Dormitory Auth. Rev
(New York Public Library) VRDO	2.950%	12/7/05 (1)	10,400	10,400
[1] New York State Dormitory Auth. Rev
(New York Univ.) TOB VRDO	3.070%	12/7/05 (1)	6,700	6,700
New York State Dormitory Auth. Rev
(North Shore Long Island Hosp.) VRDO	2.960%	12/7/05 LOC	14,000	14,000
[1] New York State Dormitory Auth. Rev
(Personal Income Tax) TOB VRDO	3.010%	12/7/05 (2)	5,885	5,885
New York State Dormitory Auth. Rev
(Rochester Institute of Technology) VRDO	3.030%	12/7/05 (2)	18,560	18,560
New York State Dormitory Auth. Rev
(Rockefeller Univ.) VRDO	2.900%	12/7/05	29,800	29,800
New York State Dormitory Auth. Rev
(St. John's Univ.)	5.700%	7/1/06 (1)(Prere.)	14,370	14,868
New York State Dormitory Auth. Rev
(Upstate Community Colleges) VRDO	3.020%	12/7/05 (11)	10,300	10,300
[1] New York State Dormitory Auth. Rev. TOB PUT	2.780%	6/28/06 (2)	19,960	19,960
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.080%	12/7/05	4,725	4,725

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

[1] New York State Dormitory Auth. Rev. TOB VRDO	3.080%	12/7/05 (2)	14,735	14,735
New York State Dormitory Auth. Rev. VRDO	3.060%	12/7/05 (2)	30,560	30,560
New York State Energy Research & Dev. Auth
(Con Edison) VRDO	2.990%	12/7/05 LOC	5,000	5,000
New York State Energy Research & Dev. Auth
(Con Edison) VRDO	2.970%	12/7/05 LOC	13,700	13,700
New York State Energy Research & Dev. Auth
(Con Edison) VRDO	2.960%	12/7/05 LOC	15,000	15,000
New York State Energy Research & Dev. Auth
(Con Edison) VRDO	2.900%	12/7/05 LOC	15,000	15,000
[1] New York State Environmental Fac. Corp. PCR
TOB VRDO	3.080%	12/7/05 (4)	26,725	26,725
[1] New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.080%	12/7/05	16,500	16,500
[1] New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.070%	12/7/05	6,440	6,440
[1] New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.070%	12/7/05	3,700	3,700
[1] New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.070%	12/7/05	2,680	2,680
[1] New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.070%	12/7/05	11,795	11,795
[1] New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.070%	12/7/05	9,815	9,815
[1] New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.060%	12/7/05	8,140	8,140
[1] New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.060%	12/7/05	4,690	4,690
[1] New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.010%	12/7/05	5,395	5,395
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.990%	12/1/05	23,800	23,800
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.990%	12/1/05	21,600	21,600
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev. (General Electric Co.) VRDO	2.940%	12/1/05	17,900	17,900
New York State Environmental Quality CP	2.840%	2/17/06 LOC	10,000	10,000
New York State GO PUT	2.830%	2/6/06 LOC	28,000	28,000
New York State GO PUT	2.900%	8/3/06 LOC	85,000	85,000
New York State Housing Finance Agency Rev
(Avalon Chrystie) VRDO	2.990%	12/7/05 LOC	45,000	45,000
[1] New York State Housing Finance Agency Rev
(Personal Income Tax) TOB VRDO	3.070%	12/7/05 (3)	7,935	7,935
New York State Housing Finance Agency Rev
(Residential) VRDO	3.020%	12/7/05 (2)	6,700	6,700

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New York State Housing Finance Agency
Service Contract Rev. VRDO	2.970%	12/7/05 LOC	9,000	9,000
New York State Housing Finance Agency
Service Contract Rev. VRDO	2.970%	12/7/05 LOC	50,000	50,000
New York State Local Govt. Assistance Corp. VRDO	2.950%	12/7/05 LOC	53,875	53,875
New York State Local Govt. Assistance Corp. VRDO	2.940%	12/7/05 (3)	34,000	34,000
New York State Local Govt. Assistance Corp. VRDO	2.840%	12/7/05 LOC	4,785	4,785
[1] New York State Mortgage Agency Rev. TOB VRDO	3.110%	12/7/05	5,960	5,960
[1] New York State Mortgage Agency Rev. TOB VRDO	3.080%	12/7/05	2,740	2,740
[1] New York State Mortgage Agency Rev. TOB VRDO	3.080%	12/7/05 (1)	2,790	2,790
New York State Power Auth. Rev. CP	3.100%	12/2/05	28,700	28,700
New York State Power Auth. Rev. CP	2.720%	12/8/05	18,300	18,300
New York State Power Auth. Rev. CP	2.980%	3/8/06	20,000	20,000
New York State Power Auth. Rev. CP	2.930%	3/9/06	10,000	10,000
New York State Power Auth. Rev. PUT	2.800%	3/1/06	32,000	32,000
[1] New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund) TOB VRDO	3.070%	12/7/05 (2)	10,475	10,475
[1] New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund) TOB VRDO	3.070%	12/7/05 (2)(3)	13,665	13,665
[1] New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund) TOB VRDO	3.010%	12/7/05 (1)	8,475	8,475
1 New York State Thruway Auth. Rev
(Personal Income Tax) TOB VRDO	3.070%	12/7/05 (2)	5,260	5,260
1 New York State Thruway Auth. Rev
(Personal Income Tax) TOB VRDO	3.010%	12/7/05 (1)	4,290	4,290
New York State Thruway Auth. Rev. CP	2.850%	12/9/05	75,000	75,000
[1] New York State Thruway Auth. Rev. TOB VRDO	3.080%	12/7/05 (2)	10,000	10,000
[1] New York State Thruway Auth. Rev. TOB VRDO	3.070%	12/7/05 (2)	13,650	13,650
[1] New York State Thruway Auth. Rev. TOB VRDO	3.070%	12/7/05 (2)	21,875	21,875
[1] New York State Thruway Auth. Rev. TOB VRDO	3.070%	12/7/05 (4)	17,845	17,845
New York State Urban Dev. Corp. Rev
(Correctional Fac.)	5.500%	4/1/06 (1)(Prere.)	13,350	13,742
[1] New York State Urban Dev. Corp. Rev
(Correctional Fac.) TOB VRDO	3.060%	12/7/05 (3)	5,175	5,175
[1] New York State Urban Dev. Corp. Rev
(Correctional Fac.) TOB VRDO	3.060%	12/7/05 (3)	4,960	4,960
North Hempstead NY BAN	3.500%	2/2/06	4,000	4,006
Oneida County NY IDA Rev. (Hamilton College) VRDO	3.030%	12/7/05 (1)	25,770	25,770
[1] Orange County NY TOB VRDO	3.060%	12/7/05	2,645	2,645
Orangetown NY BAN	4.000%	10/5/06	4,155	4,190
Oyster Bay NY BAN	4.250%	11/17/06	17,000	17,176
Port Auth. of New York & New Jersey CP	2.760%	12/6/05	2,835	2,835
Port Auth. of New York & New Jersey CP	2.950%	12/14/05	6,165	6,165

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Port Auth. of New York & New Jersey CP	3.000%	12/15/05	17,550	17,550
[1] Port Auth. of New York & New Jersey Rev
TOB VRDO	3.090%	12/7/05	10,000	10,000
[1] Port Auth. of New York & New Jersey Rev
TOB VRDO	3.090%	12/7/05 (3)	10,000	10,000
[1] Port Auth. of New York & New Jersey Rev
TOB VRDO	3.090%	12/7/05 (3)	14,645	14,645
[1] Port Auth. of New York & New Jersey Rev
TOB VRDO	3.090%	12/7/05 (11)	10,530	10,530
[1] Port Auth. of New York & New Jersey Rev
TOB VRDO	3.070%	12/7/05 (4)	11,005	11,005
[1] Port Auth. of New York & New Jersey Rev
TOB VRDO	3.070%	12/7/05 (10)	5,430	5,430
Rockland County NY RAN	3.500%	3/23/06	40,000	40,116
Suffolk County NY Water Auth. Rev. VRDO	2.940%	12/7/05	36,400	36,400
Suffolk County NY Water Auth. Rev. VRDO	2.940%	12/7/05	45,000	45,000
[1] Tobacco Settlement Financing Corp.
New York Rev. TOB VRDO	3.080%	12/7/05 (2)	12,115	12,115
Tompkins County NY IDA Civic Fac
(Cornell Univ.) VRDO	3.020%	12/7/05	15,700	15,700
Tompkins County NY IDA Civic Fac
(Cornell Univ.) VRDO	3.020%	12/7/05	8,390	8,390
Tompkins County NY IDA Civic Fac
(Ithaca Univ.) VRDO	3.060%	12/7/05 (10)	7,600	7,600
Tompkins County NY IDA Civic Fac
(Ithaca Univ.) VRDO	3.030%	12/7/05 (10)	11,700	11,700
[1] Triborough Bridge & Tunnel Auth
New York Rev. TOB VRDO	3.080%	12/7/05 (1)	7,200	7,200
[1] Triborough Bridge & Tunnel Auth
New York Rev. TOB VRDO	3.080%	12/7/05 (3)	4,000	4,000
[1] Triborough Bridge & Tunnel Auth
New York Rev. TOB VRDO	3.070%	12/7/05 (1)	1,995	1,995
[1] Triborough Bridge & Tunnel Auth
New York Rev. TOB VRDO	3.010%	12/7/05 (ETM)	9,145	9,145
[1] Triborough Bridge & Tunnel Auth
New York Rev. TOB VRDO	3.010%	12/7/05 (2)	16,605	16,605
Triborough Bridge & Tunnel Auth
New York Rev. VRDO	3.040%	12/7/05	61,000	61,000
Triborough Bridge & Tunnel Auth
New York Rev. VRDO	3.030%	12/7/05	17,000	17,000
Triborough Bridge &Tunnel Auth
New York Rev. VRDO	2.980%	12/7/05	45,210	45,210
Triborough Bridge & Tunnel Auth
New York Rev. VRDO	2.970%	12/7/05 (4)	19,100	19,100
Triborough Bridge & Tunnel Auth
New York Rev. VRDO	2.960%	12/7/05 (2)	8,100	8,100

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Triborough Bridge & Tunnel Auth
New York Rev. VRDO	2.960%	12/7/05 (4)	13,300	13,300
Troy County NY IDA Civic Fac. Rev
(Rensselaer Polytechnic Institute) VRDO	3.030%	12/7/05	11,250	11,250

Outside New York:
[1] Puerto Rico GO TOB VRDO	3.070%	12/7/05 (3)	1,295	1,295
Puerto Rico Govt. Dev. Bank VRDO	2.850%	12/7/05 (1)	510	510
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.930%	12/7/05 (2)	1,500	1,500
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.090%	12/7/05 (2)	10,000	10,000
Total Municipal Bonds
(Cost $3,194,222)				3,194,222
Other Assets and Liabilities (1.3%)
Other Assets--Note B				51,670
Liabilities				(8,214)
				43,456
Net Assets (100%)
Applicable to 3,237,663,372 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				3,237,678
Net Asset Value Per Share				1.00

At November 30, 2005, net assets consisted of:
	Amount ($000)	Per Share

Paid-in Capital	3,237,683	1.00

Undistributed Net Investment Income	--	--

Accumulated Net Realized Losses	(5)	--

Unrealized Appreciation	--	--

Net Assets	3,237,678	1.00

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of these securities was $937,649,000, representing 29.0% of net assets.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Insurance Association). (2) AMBAC (Ambac Assurance Corporation). (3) FGIC (Financial Guaranty Insurance Company). (4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Year Ended November 30, 2005
($000)

Investment Income

Income

Interest	65,961

Total Income	65,961

Expenses

The Vanguard Group--Note B

Investment Advisory Services	298

Management and Administrative	2,653

Marketing and Distribution	617

Custodian Fees	12

Auditing Fees	14

Shareholders' Reports	15

Trustees' Fees and Expenses	3

Total Expenses	3,612

Net Investment Income	62,349

Realized Net Gain (Loss) on Investment Securities Sold	27

Change in Unrealized Appreciation (Depreciation) of Investment Securities	--

Net Increase (Decrease) in Net Assets Resulting from Operations	62,376

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2005 ($000)	2004 ($000)

Increase (Decrease) In Net Assets

Operations

Net Investment Income	62,349	21,223

Realized Net Gain (Loss)	27	(23)

Change in Unrealized Appreciation (Depreciation)	--	--

Net Increase (Decrease) in Net Assets Resulting from Operations	62,376	21,200

Distributions

Net Investment Income	(62,349)	(21,223)

Realized Capital Gain	--	--

Total Distributions	(62,349)	(21,223)

Capital Share Transactions--(at $1.00)

Issued	2,996,336	2,167,920

Issued in Lieu of Cash Distributions	60,236	20,427

Redeemed	(2,112,895)	(1,666,656)

Net Increase (Decrease) from Capital Share Transactions	943,677	521,691

Total Increase (Decrease)	943,704	521,668

Net Assets

Beginning of Period	2,293,974	1,772,306

End of Period	3,237,678	2,293,974

New York Tax-Exempt Money Market Fund

Financial Highlights

	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations

Net Investment Income	.022	.010	.009	.013	.028

Net Realized and Unrealized Gain (Loss)
on Investments	--	--	--	--	--

Total from Investment Operations	.022	.010	.009	.013	.028

Distributions

Dividends from Net Investment Income	(.022)	(.010)	(.009)	(.013)	(.028)

Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.022)	(.010)	(.009)	(.013)	(.028)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.18%	1.03%	0.89%	1.32%	2.79%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$3,238	$2,294	$1,772	$1,627	$1,359

Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.17%	0.17%	0.18%

Ratio of Net Investment Income to
Average Net Assets	2.19%	1.04%	0.88%	1.31%	2.72%

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At November 30, 2005, the fund had contributed capital of $385,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2005

Financial Attributes
	Fund	Comparative Index[1]	Broad Index[2]

Number of Issues	294	6,365	36,709

Yield	--	--

Investor Shares	3.8%

Admiral Shares	3.8%

Yield to Maturity	3.9%3	3.9%	4.0%

Average Coupon	4.6%	5.1%	5.1%

Average Effective

Maturity	9.0 years	7.4 years	6.9 years

Average Quality	AAA	AAA	AA+

Average Duration	6.5 years	5.9 years	5.4 years

Expense Ratio	--	--

Investor Shares	0.16%

Admiral Shares	0.09%

Short-Term Reserves	9%	--	--

Distribution by Maturity (% of portfolio)

Under 1 Year	9%

1-5 Years	24

5-10 Years	41

10-20 Years	16

20-30 Years	9

Over 30 Years	1

Volatility Measures
	Fund	Comparative Index[1]	Fund	Broad Index[2]

R-Squared	0.98	1.00	0.98	1.00

Beta	1.04	1.00	1.23	1.00

Distribution by Credit Quality (% of portfolio)

AAA	82%

AA	16

A	1

BBB	1

Investment Focus

1 Lehman 10 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before expenses.
See page 51 for a glossary of investment terms.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1995–November 30, 2005
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended November 30, 2005			Final Value of a $10,000
	One Year	Five Years	Ten Years	Investment

New York Long-Term Tax-Exempt Fund
Investor Shares	3.03%	5.76%	5.56%	$17,180

Lehman Municipal Bond Index	3.88	5.92	5.72	17,448

Lehman 10 Year Municipal Bond Index	3.01	5.74	5.65	17,332

Average New York Municipal Debt Fund[1]	3.45	5.03	4.67	15,785

	One Year	Since Inception[2]	Final Value of a $100,000 Investment

New York Long-Term Tax-Exempt Fund
Admiral Shares	3.10%	5.44%	$127,221

Lehman Municipal Bond Index	3.88	5.55	127,848

Lehman 10 Year Municipal Bond Index	3.01	5.38	126,923

1 Derived from data provided by Lipper Inc.; based on the Average New York Insured Municipal Debt Fund through March 31, 2002, and the Average New York Municipal Debt Fund thereafter.
2 Returns since inception on May 14, 2001.
Note: See Financial Highlights tables on pages 43 and 44 for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1995-November 30, 2005
Fiscal Year	Capital Return	Income Return	Investor Shares Total Return	Lehman[1] Total Return

1996	0.4%	5.4%	5.8%	5.7%

1997	0.9	5.5	6.4	7.1

1998	2.4	5.3	7.7	8.1

1999	-7.0	4.7	-2.3	-0.4

2000	3.9	5.7	9.6	7.7

2001	3.4	5.0	8.4	8.2

2002	2.2	4.6	6.8	6.7

2003	2.8	4.4	7.2	6.9

2004	-0.8	4.3	3.5	4.0

2005	-1.2	4.2	3.0	3.0

Average Annual Total Returns: Periods Ended September 30, 2005
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Investor Shares	4/7/1986	2.94%	6.31%	1.03%	4.94%	5.97%

Admiral Shares	5/14/01	3.01	5.73[2]	--	--	--

1 Lehman 10 Year Municipal Bond Index.
2 Return since inception.

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2005

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Municipal Bonds (98.7%)

Albany County NY GO	5.000%	10/1/12 (3)	4,400	4,772
Battery Park City NY Auth. Rev	5.500%	11/1/06 (2)(Prere.)	11,750	12,226
Battery Park City NY Auth. Rev	5.250%	11/1/15	12,520	13,697
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	2,665	2,675
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	335	337
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,973
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	3,107
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	3,937
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,601
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	5,041
Erie County NY Water Auth. Rev	6.000%	12/1/08 (2)(ETM)	1,335	1,389
Hempstead NY GO	5.625%	2/1/06 (3)(Prere.)	270	277
Hempstead NY GO	5.625%	2/1/06 (3)(Prere.)	210	215
Hempstead NY GO	5.625%	2/1/12 (3)	1,220	1,249
Hempstead NY GO	5.625%	2/1/13 (3)	960	983
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17	2,360	2,493
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19	3,200	3,363
Huntington NY GO	6.700%	2/1/11 (3)	310	355
Liberty NY Dev. Corp. Rev
(Goldman Sachs Headquarters)	5.250%	10/1/35	20,000	21,993
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/11 (4)	16,690	13,565
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/11 (2)	5,000	5,485
Long Island NY Power Auth. Electric System Rev	5.250%	6/1/13	15,690	16,964
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/14 (4)	5,000	3,536
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/19 (4)	2,460	1,370
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/21 (4)	13,355	6,730
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/23 (4)	35,500	16,125
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/24 (4)	21,830	9,410
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/27 (4)	23,905	8,748

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Long Island NY Power Auth
Electric System Rev. VRDO	2.940%	12/1/05 LOC	7,000	7,000
Metro. New York Transp. Auth. Rev
(Commuter Fac.)	5.125%	7/1/09 (3)(Prere.)	3,000	3,174
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.500%	7/1/11 (Prere.)	6,280	6,889
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.500%	7/1/13 (2)(Prere.)	6,585	7,344
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	7,900	8,513
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	32,500	38,211
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/09 (2)(ETM)	9,050	9,725
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	1/1/12 (2)(Prere.)	5,000	5,371
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (2)	28,075	30,872
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (1)	4,000	4,398
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (2)	35,000	38,406
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (1)	5,000	5,487
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19 (1)	6,000	6,584
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20 (1)	7,000	7,663
Metro. New York Transp. Auth. Rev. VRDO	3.050%	12/7/05 (10)	2,000	2,000
Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/11 (3)	1,770	1,887
Nassau County NY GO	5.250%	6/1/11 (2)	3,670	3,930
Nassau County NY GO	5.250%	6/1/12 (2)	4,670	5,036
Nassau County NY GO	5.250%	6/1/13 (2)	6,905	7,446
Nassau County NY GO	5.250%	6/1/14 (2)	6,585	7,101
New York City NY Cultural Resources Rev
(American Museum of Natural History)	5.700%	4/1/07 (1)(Prere.)	12,730	13,256
New York City NY Cultural Resources Rev
(American Museum of Natural History)	5.600%	4/1/18 (1)	2,635	2,738
New York City NY Cultural Resources Rev
(American Museum of Natural History)	5.650%	4/1/22 (1)	5,000	5,200
New York City NY Cultural Resources Rev
(Museum of Modern Art)	5.400%	1/1/06 (2)(ETM)	85	85
New York City NY Cultural Resources Rev
(Museum of Modern Art)	5.500%	1/1/07 (2)(ETM)	35	36
New York City NY Cultural Resources Rev
(Museum of Modern Art)	5.500%	1/1/16 (2)	2,000	2,087
New York City NY GO	5.750%	5/15/11 (4)	4,540	4,971
New York City NY GO	5.750%	8/1/11 (1)	15,750	17,285
New York City NY GO	5.750%	3/15/12 (4)(Prere.)	3,440	3,843
New York City NY GO	5.875%	5/15/12 (4)	4,670	5,139
New York City NY GO	5.125%	8/1/13 (4)	19,025	20,348
New York City NY GO	5.375%	8/1/13 (3)	8,295	8,741
New York City NY GO	5.200%	8/1/14 (4)	5,000	5,335

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New York City NY GO	5.250%	3/15/16 (2)	5,000	5,353
New York City NY GO	5.000%	8/1/25	8,905	9,173
New York City NY GO	5.750%	3/15/27 (4)	1,560	1,710
New York City NY GO VRDO	2.970%	12/1/05 LOC	3,000	3,000
New York City NY GO VRDO	2.970%	12/1/05 LOC	4,150	4,150
New York City NY GO VRDO	2.970%	12/1/05 (1)	3,175	3,175
New York City NY GO VRDO	2.980%	12/7/05 LOC	5,400	5,400
New York City NY IDA (Civil Liberties Union) VRDO	2.960%	12/1/05 LOC	2,200	2,200
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/11 (4)	9,415	10,105
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,787
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.500%	6/15/07 (1)(Prere.)	23,955	24,975
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.750%	6/15/07 (1)(Prere.)	15,000	15,694
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.750%	6/15/09 (3)(Prere.)	30,650	33,299
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	0.000%	6/15/17	10,000	6,135
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.375%	6/15/17	25,015	27,022
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	0.000%	6/15/18	10,000	5,846
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.375%	6/15/18	25,095	27,108
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	0.000%	6/15/21	4,490	2,256
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.000%	6/15/27 (1)	17,000	17,693
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev	5.000%	6/15/31	9,000	9,247
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.940%	12/1/05 (3)	575	575
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	2.970%	12/1/05 (3)	300	300
New York City NY Muni. Water Finance Auth
Water & Sewer System Rev. VRDO	3.000%	12/1/05	3,930	3,930
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (1)	10,000	10,466
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/09 (Prere.)	15	16
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/09 (Prere.)	1,000	1,076
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/09 (Prere.)	660	710
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/09 (Prere.)	1,325	1,427
New York City NY Transitional Finance Auth. Rev	5.750%	5/15/10 (Prere.)	930	1,026
New York City NY Transitional Finance Auth. Rev	5.750%	5/15/10 (Prere.)	9,070	10,005
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/11 (Prere.)	2,265	2,492

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New York City NY Transitional Finance Auth. Rev	5.500%	2/1/11 (Prere.)	1,150	1,265
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/11 (Prere.)	2,955	3,251
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/12	2,805	3,065
New York City NY Transitional Finance Auth. Rev	5.250%	5/1/13	12,270	13,296
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/14	9,735	10,635
New York City NY Transitional Finance Auth. Rev	5.250%	5/1/14	17,720	19,111
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/15	7,310	7,902
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/15	3,850	4,196
New York City NY Transitional Finance Auth. Rev	5.375%	2/15/15	9,395	10,160
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/16	8,415	9,075
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/16	11,045	12,005
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/16	2,735	2,974
New York City NY Transitional Finance Auth
Rev. VRDO	2.960%	12/1/05	3,815	3,815
New York City NY Transitional Finance Auth
Rev. VRDO	2.970%	12/1/05	3,830	3,830
New York City NY Transitional Finance Auth
Rev. VRDO	2.970%	12/1/05	3,500	3,500
New York City NY Transitional Finance Auth
Rev. VRDO	2.980%	12/1/05	4,875	4,875
New York State Dormitory Auth. Rev	5.500%	7/1/06 (1)(Prere.)	2,245	2,320
New York State Dormitory Auth. Rev	5.500%	7/1/06 (1)(Prere.)	1,625	1,679
New York State Dormitory Auth. Rev	5.250%	2/15/19 (3)	2,420	2,610
New York State Dormitory Auth. Rev	5.250%	2/15/20 (3)	2,555	2,754
New York State Dormitory Auth. Rev	5.250%	2/15/21 (3)	1,680	1,807
New York State Dormitory Auth. Rev	5.250%	2/15/22 (3)	2,825	3,032
New York State Dormitory Auth. Rev	5.250%	2/15/23 (3)	1,120	1,199
New York State Dormitory Auth. Rev	5.500%	3/15/26 (2)	16,670	19,236
New York State Dormitory Auth. Rev
(Albany Medical Center)	5.000%	8/15/18 (4)	17,555	18,556
New York State Dormitory Auth. Rev
(Albany Medical Center)	5.000%	8/15/25 (4)	2,000	2,082
New York State Dormitory Auth. Rev
(Barnard College)	5.250%	7/1/26 (2)	4,370	4,526
New York State Dormitory Auth. Rev
(Catholic Health)	5.500%	7/1/22 (1)	10,000	10,718
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	2,215	2,428
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	4,475	4,906
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11 (3)	5,950	6,493
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15 (3)	31,620	34,448
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/16 (2)	4,640	4,793
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16 (3)	7,255	7,915

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20 (3)	14,525	16,568
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22 (3)	9,240	10,581
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/23 (3)	5,000	5,738
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23 (3)	7,915	9,089
New York State Dormitory Auth. Rev
(Columbia Univ.)	5.125%	7/1/19	4,900	5,271
New York State Dormitory Auth. Rev
(Columbia Univ.)	5.125%	7/1/19	5,100	5,445
New York State Dormitory Auth. Rev
(Columbia Univ.)	5.125%	7/1/21	6,990	7,478
New York State Dormitory Auth. Rev
(Columbia Univ.)	5.125%	7/1/22	7,345	7,841
New York State Dormitory Auth. Rev
(Columbia Univ.)	5.125%	7/1/23	7,575	8,064
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/10 (2)(Prere.)	21,370	23,554
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.200%	7/1/15 (2)	710	712
New York State Dormitory Auth. Rev
(Mental Health Services)	5.375%	2/15/06 (1)(Prere.)	140	143
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,660	2,934
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,370	2,614
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,515	2,774
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	5	6
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/13 (4)	105	115
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/14 (4)	110	120
New York State Dormitory Auth. Rev
(Mental Health Services)	5.875%	8/15/15 (4)	120	131
New York State Dormitory Auth. Rev
(Mental Health Services)	5.375%	2/15/26 (1)	130	133
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	3.020%	12/7/05 (4)	250	250
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	3.020%	12/7/05 (1)	1,800	1,800
New York State Dormitory Auth. Rev
(Mental Health Services) VRDO	3.050%	12/7/05 (1)	1,000	1,000
New York State Dormitory Auth. Rev
(Montefiore Medical Center)	5.250%	2/1/07 (2)(Prere.)	42,750	44,558
New York State Dormitory Auth. Rev
(New School for Social Research)	5.625%	7/1/07 (1)(Prere.)	2,260	2,384
New York State Dormitory Auth. Rev
(New York Univ.)	5.750%	7/1/16 (1)	3,500	4,024

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New York State Dormitory Auth. Rev
(New York Univ.)	5.750%	7/1/20 (1)	6,000	7,006
New York State Dormitory Auth. Rev
(New York Univ.)	5.500%	7/1/31 (2)	8,910	10,285
New York State Dormitory Auth. Rev
(New York Univ.)	5.500%	7/1/40 (2)	20,330	23,678
New York State Dormitory Auth. Rev. (Pace)	5.625%	7/1/07 (1)(Prere.)	11,185	11,798
[1] New York State Dormitory Auth. Rev
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,410
New York State Dormitory Auth. Rev
(Personal Income Tax)	5.500%	3/15/24 (2)	18,170	20,886
[1] New York State Dormitory Auth. Rev
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,822
New York State Dormitory Auth. Rev
(Queens Hosp.)	5.450%	8/15/19 (2)	4,865	5,205
New York State Dormitory Auth. Rev
(Rochester Institute of Technology)	5.300%	7/1/17 (1)	6,275	6,528
New York State Dormitory Auth. Rev
(Rochester Institute of Technology)	5.250%	7/1/22 (1)	3,000	3,113
New York State Dormitory Auth. Rev
(Rockefeller Univ.)	5.000%	7/1/18	2,805	2,942
New York State Dormitory Auth. Rev
(Sloan-Kettering Cancer Center)	5.750%	7/1/19 (1)	15,900	18,395
New York State Dormitory Auth. Rev
(Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	5,500	6,396
New York State Dormitory Auth. Rev
(Sloan-Kettering Cancer Center)	5.000%	7/1/22 (1)	5,500	5,786
New York State Dormitory Auth. Rev
(Sloan-Kettering Cancer Center)	5.500%	7/1/23 (1)	14,000	15,945
New York State Dormitory Auth. Rev
(St. John's Univ.)	5.250%	7/1/20 (1)	15,170	15,932
New York State Dormitory Auth. Rev
(St. Joseph's Hosp.)	5.250%	7/1/18 (1)	6,700	7,019
New York State Dormitory Auth. Rev
(St. Vincent Hosp. Medical Center)	5.800%	8/1/25 (2)	4,250	4,402
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/09 (2)	1,590	1,723
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	16,160	17,871
New York State Dormitory Auth. Rev. (State Univ.)	5.375%	7/1/12 (Prere.)	4,720	5,187
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (1)	27,285	30,173
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/14 (1)	10,660	11,789
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/15 (1)	12,500	13,834
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/16 (1)	5,000	5,548
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17 (4)	3,750	4,300
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21 (3)	3,000	3,425
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/24 (3)	7,790	8,962

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New York State Dormitory Auth. Rev
(Supported Debt Court)	5.500%	5/15/25 (2)	5,145	5,924
New York State Dormitory Auth. Rev
(Supported Debt Court)	5.500%	5/15/26 (2)	5,000	5,766
New York State Dormitory Auth. Rev
(Supported Debt Court)	5.500%	5/15/27 (2)	7,500	8,672
New York State Dormitory Auth. Rev
(Supported Debt Court)	5.500%	5/15/29 (2)	4,765	5,496
New York State Dormitory Auth. Rev
(Supported Debt Court)	5.500%	5/15/30 (2)	5,000	5,769
New York State Dormitory Auth. Rev
(Supported Debt Court)	5.500%	5/15/31 (2)	2,500	2,881
New York State Dormitory Auth. Rev
(The New York & Presbyterian Hosp.)	5.500%	2/1/10 (2)	6,330	6,773
New York State Dormitory Auth. Rev
(Univ. of Rochester)	5.000%	7/1/17 (1)	2,000	2,092
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	1,085	1,152
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	450	478
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.250%	7/1/09 (2)(Prere.)	2,235	2,392
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.250%	7/1/12 (2)	3,935	4,182
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.000%	7/1/15 (2)	1,915	2,019
New York State Dormitory Auth. Rev
(Upstate Community Colleges)	5.000%	7/1/16 (2)	800	844
New York State Dormitory Auth. Rev
(Vassar Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,444
New York State Dormitory Auth. Rev
(Vassar Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	7,372
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/19 (2)	2,425	2,625
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/21 (2)	1,750	1,889
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/22 (2)	3,425	3,690
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/23 (2)	3,610	3,881
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/24 (2)	3,305	3,549
New York State Energy Research & Dev. Auth. PCR
(New York Electric & Gas) ARS	3.245%	1/19/10 (1)	10,000	9,885
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.375%	6/15/15	7,650	8,318
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/16	3,095	3,335
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.375%	6/15/16	6,000	6,509

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/18	10,000	10,755
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/19	36,610	39,373
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/22	3,085	3,550
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/24	3,490	4,032
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/25	4,175	4,840
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/26	2,890	3,360
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/27	3,000	3,488
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/28	3,095	3,593
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/29	2,530	2,935
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/30	2,600	3,017
New York State Environmental Fac. Corp. Rev
(Clean Water & Drinking Revolving Funds)	5.500%	4/15/35	7,990	9,256
New York State Local Govt. Assistance Corp.	5.250%	4/1/15 (2)	8,000	8,270
New York State Local Govt. Assistance Corp. VRDO	2.850%	12/7/05 LOC	2,900	2,900
New York State Thruway Auth. Rev	5.250%	1/1/08 (Prere.)	735	770
New York State Thruway Auth. Rev	5.250%	1/1/14	4,825	5,037
New York State Thruway Auth. Rev	5.000%	1/1/30 (4)	25,000	25,984
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,575	6,130
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,870	6,455
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	3,000	3,299
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	2,500	2,749
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	2,080	2,287
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,500	2,754
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,000	2,204
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	3,000	3,305
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.250%	10/1/11 (1)(Prere.)	7,500	8,150

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,875	36,107
New York State Thruway Auth. Rev
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	10,000	10,491
New York State Thruway Auth. Rev
(Service Contract)	5.250%	4/1/07 (Prere.)	1,300	1,359
New York State Thruway Auth. Rev
(Service Contract)	5.750%	4/1/09 (1)(Prere.)	4,000	4,331
New York State Thruway Auth. Rev
(Service Contract)	5.250%	4/1/15	6,775	7,031
New York State Urban Dev. Corp. Rev
(Community Enhancement Fac.)	5.125%	4/1/09 (2)(Prere.)	5,500	5,848
New York State Urban Dev. Corp. Rev
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	2,500	2,713
New York State Urban Dev. Corp. Rev
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	3,000	3,255
New York State Urban Dev. Corp. Rev
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	4,110	4,460
New York State Urban Dev. Corp. Rev
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	5,000	5,426
New York State Urban Dev. Corp. Rev
(Correctional Fac.)	5.750%	1/1/11 (4)(Prere.)	6,380	7,031
New York State Urban Dev. Corp. Rev
(Personal Income Tax) GO	5.500%	3/15/23 (1)	19,645	22,473
New York State Urban Dev. Corp. Rev
(Personal Income Tax) GO	5.500%	3/15/24 (1)	5,000	5,740
Niagara County NY IDA Solid Waste
Disposal Rev. PUT	5.550%	11/15/13	12,500	13,120
Niagara Falls NY Bridge Comm. Rev	5.250%	10/1/15 (3)	5,000	5,430
Niagara Falls NY Bridge Comm. Rev	6.250%	10/1/20 (3)	8,685	10,625
Niagara Falls NY Bridge Comm. Rev	6.250%	10/1/21 (3)	9,230	11,341
North Hempstead NY GO	6.400%	4/1/10 (3)	1,500	1,670
North Hempstead NY GO	6.400%	4/1/11 (3)	2,075	2,352
Onondaga County NY Public Improvements	5.875%	2/15/08	1,250	1,317
Onondaga County NY Public Improvements	5.875%	2/15/08	1,225	1,291
Orange County NY GO	5.000%	7/15/19	1,500	1,597
Orange County NY GO	5.000%	7/15/20	2,000	2,122
Orange County NY GO	5.000%	7/15/21	1,035	1,095
Orange County NY GO	5.000%	7/15/22	1,000	1,055
Port Auth. of New York & New Jersey Rev	5.500%	12/15/16 (2)	4,190	4,525
Port Auth. of New York & New Jersey Rev	5.500%	12/15/17 (2)	4,600	4,957
Port Auth. of New York & New Jersey Rev	5.500%	12/15/18 (2)	4,620	4,963
Suffolk County NY GO	5.250%	5/1/16 (4)	3,315	3,641
Suffolk County NY GO	5.250%	5/1/17 (4)	9,780	10,769

Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Suffolk County NY Water Auth. Rev	5.250%	6/1/10 (2)(ETM)	3,790	4,070
Suffolk County NY Water Auth. Rev	5.250%	6/1/11 (2)(ETM)	2,380	2,577
Suffolk County NY Water Auth. Rev	5.250%	6/1/12 (2)(ETM)	4,290	4,681
Suffolk County NY Water Auth. Rev	5.750%	6/1/13 (2)(ETM)	7,340	8,052
Suffolk County NY Water Auth. Rev	5.250%	6/1/17 (2)(ETM)	1,695	1,881
Triborough Bridge & Tunnel Auth. New York Rev	6.750%	1/1/09 (2)(ETM)	3,000	3,178
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/14	3,000	3,229
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/15	2,930	3,154
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/16	2,500	2,685
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/17	16,770	18,106
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/18	2,330	2,495
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/18	30,285	32,698
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/19	43,025	46,452
Triborough Bridge & Tunnel Auth. New York Rev	6.125%	1/1/21 (1)(ETM)	5,000	6,021
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	11/15/21 (1)	11,370	13,019

Outside New York:
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/15 (1)	5,000	5,295
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/16 (1)	16,345	17,900
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/18 (1)	6,250	6,829
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/19 (1)	6,500	7,102
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,679
Puerto Rico GO	5.500%	7/1/18 (4)	5,000	5,677
Puerto Rico GO	5.500%	7/1/20 (3)	6,305	7,192
Puerto Rico GO	5.500%	7/1/21 (1)	16,505	18,818
Puerto Rico Highway & Transp. Auth. Rev	5.250%	7/1/35 (1)	50,000	55,921
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	5.500%	7/1/27 (3)	7,230	8,364
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	5.500%	7/1/27 (2)	15,000	17,353
Puerto Rico Infrastructure Financing Auth
Special Tax Rev	0.000%	7/1/36 (2)	25,120	5,535
Puerto Rico Muni. Finance Agency	5.875%	8/1/14 (4)	6,480	7,066
Puerto Rico Muni. Finance Agency	6.000%	8/1/16 (4)	2,645	2,899
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	7,000	7,540
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	1,047
Puerto Rico Public Finance Corp.	6.000%	8/1/26	9,140	10,713
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/11	2,000	2,118
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/23	2,000	2,111
Total Municipal Bonds
(Cost $2,153,903)				2,231,234

New York Long-Term Tax-Exempt Fund

Other Assets and Liabilities (1.3%)

Other Assets--Note B	47,436

Liabilities	(18,436)

29,000

Net Assets (100%)	2,260,234

At November 30, 2005, net assets consisted of:[2]
Amount ($000)

Paid-in Capital	2,168,894

Undistributed Net Investment Income	--

Accumulated Net Realized Gains	14,009

Unrealized Appreciation	77,331

Net Assets	2,260,234

Investor Shares--Net Assets

Applicable to 60,855,799 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	685,680

Net Asset Value Per Share--Investor Shares	$11.27

Admiral Shares--Net Assets

Applicable to 139,745,651 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,574,554

Net Asset Value Per Share--Admiral Shares	$11.27

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of November 30, 2005.
2 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended November 30, 2005
($000)

Investment Income

Income

Interest	97,635

Total Income	97,635

Expenses

The Vanguard Group--Note B

Investment Advisory Services	243

Management and Administrative

Investor Shares	1,419

Admiral Shares	677

Marketing and Distribution

Investor Shares	216

Admiral Shares	154

Custodian Fees	17

Auditing Fees	19

Shareholders' Reports

Investor Shares	18

Admiral Shares	2

Trustees' Fees and Expenses	3

Total Expenses	2,768

Expenses Paid Indirectly--Note C	(165)

Net Expenses	2,603

Net Investment Income	95,032

Realized Net Gain (Loss)

Investment Securities Sold	17,277

Futures Contracts	(2,496)

Realized Net Gain (Loss)	14,781

Change in Unrealized Appreciation (Depreciation)

Investment Securities	(46,606)

Futures Contracts	1,996

Change in Unrealized Appreciation (Depreciation)	(44,610)

Net Increase (Decrease) in Net Assets Resulting from Operations	65,203

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2005 ($000)	2004 ($000)

Increase (Decrease) In Net Assets

Operations

Net Investment Income	95,032	90,052

Realized Net Gain (Loss)	14,781	9,898

Change in Unrealized Appreciation (Depreciation)	(44,610)	(29,585)

Net Increase (Decrease) in Net Assets Resulting from Operations	65,203	70,365

Distributions

Net Investment Income

Investor Shares	(47,904)	(55,569)

Admiral Shares	(47,128)	(34,483)

Realized Capital Gain

Investor Shares	(4,398)	(3,012)

Admiral Shares	(2,817)	(1,784)

Total Distributions	(102,247)	(94,848)

Capital Share Transactions--Note F

Investor Shares	(606,859)	(2,964)

Admiral Shares	764,848	74,687

Net Increase (Decrease) from Capital Share Transactions	157,989	71,723

Total Increase (Decrease)	120,945	47,240

Net Assets

Beginning of Period	2,139,289	2,092,049

End of Period	$2,260,234	$2,139,289

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Year Ended November 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.45	$11.57	$11.38	$11.20	$10.83

Investment Operations

Net Investment Income	.486	.488	.486	.503	.525

Net Realized and Unrealized Gain (Loss)
on Investments	(.141)	(.093)	.315	.243	.370

Total from Investment Operations	.345	.395	.801	.746	.895

Distributions

Dividends from Net Investment Income	(.486)	(.488)	(.486)	(.503)	(.525)

Distributions from Realized Capital Gains	(.039)	(.027)	(.125)	(.063)	--

Total Distributions	(.525)	(.515)	(.611)	(.566)	(.525)

Net Asset Value, End of Period	$11.27	$11.45	$11.57	$11.38	$11.20

Total Return	3.03%	3.48%	7.20%	6.84%	8.37%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$686	$1,303	$1,321	$1,340	$1,333

Ratio of Total Expenses to
Average Net Assets	0.16%	0.14%	0.17%	0.18%	0.20%

Ratio of Net Investment Income to
Average Net Assets	4.23%	4.24%	4.22%	4.46%	4.71%

Portfolio Turnover Rate	12%	6%	3%	16%	12%

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
	Year Ended November 30,				May. 14[1] to Nov. 30,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.45	$11.57	$11.38	$11.20	$11.05

Investment Operations

Net Investment Income	.494	.494	.493	.509	.284

Net Realized and Unrealized Gain (Loss)
on Investments	(.141)	(.093)	.315	.243	.150

Total from Investment Operations	.353	.401	.808	.752	.434

Distributions

Dividends from Net Investment Income	(.494)	(.494)	(.493)	(.509)	(.284)

Distributions from Realized Capital Gains	(.039)	(.027)	(.125)	(.063)	--

Total Distributions	(.533)	(.521)	(.618)	(.572)	(.284)

Net Asset Value, End of Period	$11.27	$11.45	$11.57	$11.38	$11.20

Total Return	3.10%	3.54%	7.26%	6.89%	3.94%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,575	$837	$771	$811	$626

Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.11%	0.13%	0.15%[2]

Ratio of Net Investment Income to
Average Net Assets	4.31%	4.29%	4.28%	4.51%	4.58%2

Portfolio Turnover Rate	12%	6%	3%	16%	12%

1 Inception.
2 Annualized.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2005, the fund had contributed capital of $273,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended November 30, 2005, these arrangements reduced the fund’s expenses by $165,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $2,137,000 from accumulated net realized gains to paid-in capital.

At November 30, 2005, the fund had capital gains of $14,627,000 available for distribution.

The fund had realized losses totaling $618,000 through November 30, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At November 30, 2005, net unrealized appreciation of Long-Term Tax-Exempt Fund investment securities for tax purposes was $76,713,000, consisting of unrealized gains of $89,063,000 on securities that had risen in value since their purchase and $12,350,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2005, the fund purchased $513,642,000 of investment securities and sold $259,281,000 of investment securities, other than temporary cash investments.

New York Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Year Ended November 30,
	2005		2004
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)

Investor Shares

Issued	231,530	20,197	219,059	18,992

Issued in Lieu of Cash Distributions	39,881	3,474	45,026	3,918

Redeemed	(878,270)	(76,613)	(267,049)	(23,280)

Net Increase (Decrease)--Investor Shares	(606,859)	(52,942)	(2,964)	(370)

Admiral Shares

Issued	910,275	79,346	199,282	17,333

Issued in Lieu of Cash Distributions	34,732	3,036	24,525	2,134

Redeemed	(180,159)	(15,739)	(149,120)	(13,003)

Net Increase (Decrease)--Admiral Shares	764,848	66,643	74,687	6,464

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Trustees of Vanguard New York Tax-Exempt Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Exempt Funds, hereafter referred to as the “Funds”) at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 12, 2006

Special 2005 tax information (unaudited) for Vanguard New York Tax-Exempt Funds
This information for the fiscal year ended November 30, 2005, is included pursuant to provisions of the Internal Revenue Code.
The Long-Term Tax-Exempt Fund distributed $9,352,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2005
New York Tax-Exempt Fund	Beginning Account Value 5/31/2005	Ending Account Value 11/30/2005	Expenses Paid During Period[1]

Based on Actual Fund Return

Money Market	$1,000.00	$1,012.02	$0.66

Long-Term

Investor Shares	1,000.00	995.00	0.80

Admiral Shares	1,000.00	995.38	0.45

Based on Hypothetical 5% Yearly Return

Money Market	$1,000.00	$1,024.42	$0.66

Long-Term

Investor Shares	1,000.00	1024.27	0.81

Admiral Shares	1,000.00	1024.62	0.46

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.13%; for the New York Long-Term Tax-Exempt Fund Investor Shares, 0.16%, and Admiral Shares, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954 Trustee since May 1987; Chairman of the Board and Chief Executive Officer 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Officer, and Director/ Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

IndependentTrustees

Charles D. Ellis
Born 1937 Trustee since January 2001 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945 Trustee since December 2001[2] 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950 Trustee since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/ consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952 Trustee since December 2004 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

Alfred M. Rankin, Jr.
Born 1941 Trustee since January 1993 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936 Trustee since April 1985 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956 Secretary since July 2005 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group since November 1997; General Counsel of The Vanguard Group since July 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957 Treasurer since July 1998 133 Vanguard Funds Overseen	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974-1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739
The Vanguard Group, Inc.
Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
This material may be used in conjunction
with the offering of shares of any Vanguard	You can obtain a free copy of Vanguard's proxy voting
fund only if preceded or accompanied by	guidelines by visiting our website, www.vanguard.com,
the fund's current prospectus	and searching for "proxy voting guidelines," or by calling
Vanguard at 800-662-2739. They are also available from
the SEC's website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC's Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

(C) 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012006

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2005: $33,000
Fiscal Year Ended November 30, 2004: $30,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended November 30, 2005: $2,152,740
Fiscal Year Ended November 30, 2004: $1,685,500

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2005: $382,200
Fiscal Year Ended November 30, 2004: $257,800

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2005: $98,400
Fiscal Year Ended November 30, 2004: $76,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2005: $0
Fiscal Year Ended November 30, 2004: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2005: $98,400
Fiscal Year Ended November 30, 2004: $76,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 20, 2006

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.